Other Recievables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Recievables
20. OTHER RECEIVABLES

	2020	2019
Non-Current
Advance to suppliers	310,317	504,741
Receivable for sale of interest in Yguazú Cementos S.A. (Note 42)	42,052	—
Tax credits	38,323	52,494
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.)	131,784	141,928
Prepaid expenses	81,681	64,121
Guarantee deposits	1,367	1,891
Miscellaneous	7,076	—

Subtotal	612,600	765,175
Allowance for other doubtful accounts	(131,784)	—

Total	480,816	765,175

Current
Income tax credits	—	325,466
Value added tax credits	—	11,605
Turnover tax credits	115,602	83,326
Other tax credits	—	343
Receivables for sale of interest in Yguazú Cementos S.A. (Note 42)	546,678	—
Related party receivables (Note 19)	258,639	140,105
Prepaid expenses	181,784	87,666
Guarantee deposits	184	362
Reimbursements receivable	31,785	28,644
Advance payments to suppliers	23,232	36,126
Salaries advances and loans to employees	1,222	18,960
Receivables from sales of property, plant and equipment	27,983	11,375
Miscellaneous	30,081	20,636

Total	1,217,190	764,614